Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,714,810.48
Previously Paid Amount	0.00
Total Fee Amount	1,617.82
Total Offset Amount	0.00
Net Fee	1,617.82
Narrative - Max Aggregate Offering Price	$ 11,714,810.48
Final Prospectus	true